UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  	Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Jacksonville Beach, FL    30 January 2004
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		114

Form 13F Information Table Value Total:	              $169,285  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105      191 20284.000SH       Sole                20284.000
Agilent Technologies Inc.      COM              00846U101      492 16833.000SH       Sole                16833.000
Air Prods & Chems Inc          COM              009158106      745 14105.000SH       Sole                14105.000
Albertson's Incorporated       COM              013104104      875 38625.000SH       Sole                38625.000
Alliance Healthcard            COM              01860F103        6 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      941 21875.000SH       Sole                21875.000
American Electric Power        COM              025537101      714 23415.000SH       Sole                23415.000
American Express               COM              025816109     1467 30424.537SH       Sole                30424.537
American International Group,  COM              026874107     2550 38466.500SH       Sole                38466.500
American Natl Ins Co.          COM              028591105     3277 38835.000SH       Sole                38635.000           200.000
Amsouth Bancorporation         COM              032165102     4622 188660.000SH      Sole               188160.000           500.000
Arris Group, Inc.              COM              04269Q100      203 28000.000SH       Sole                28000.000
Automatic Data Processing      COM              053015103      722 18221.000SH       Sole                18221.000
BP plc (ADR)                   COM              055622104      526 10649.000SH       Sole                10649.000
Bank of America                COM              060505104     2830 35187.000SH       Sole                35187.000
Barrick Gold Corp              COM              067901108      322 14170.000SH       Sole                14170.000
Baxter Intl. Inc.              COM              071813109      389 12730.000SH       Sole                12730.000
Berkshire Hathaway Class B     COM              084670207      464  165.000 SH       Sole                  165.000
Biotech Holders Trust          COM              09067D201      426 3150.000 SH       Sole                 3150.000
Boeing                         COM              097023105     1180 27993.000SH       Sole                27993.000
Bristol Myers Squibb           COM              110122108     2104 73556.000SH       Sole                73556.000
Cascade Natural Gas            COM              147339105      376 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      502 42431.000SH       Sole                42431.000
Chevron Texaco                 COM              166764100      543 6281.000 SH       Sole                 6281.000
Cisco Sys Inc.                 COM              17275R102      279 11482.800SH       Sole                11482.800
Citigroup Inc.                 COM              172967101     1906 39256.585SH       Sole                39256.585
Coca Cola                      COM              191216100      578 11399.000SH       Sole                11399.000
Commercial Bancshares Florida  COM              201607108     7028 209424.000SH      Sole               150161.000         59263.000
Commercial Net Realty          COM              202218103      272 15300.000SH       Sole                15300.000
Compass Bank                   COM              20449H109     1659 42199.000SH       Sole                42199.000
ConocoPhillips                 COM              20825C104     3687 56230.000SH       Sole                56230.000
Constellation Brands Inc.      COM              21036P108      510 15500.000SH       Sole                15500.000
Dell Inc.                      COM              247025109     2079 61230.000SH       Sole                61230.000
Deluxe Corp.                   COM              248019101     1161 28100.000SH       Sole                28100.000
Duke Energy Corp.              COM              264399106      211 10319.000SH       Sole                10319.000
E I Dupont De Nemour           COM              263534109      599 13060.000SH       Sole                13060.000
EMC Corporation                COM              268648102      933 72252.000SH       Sole                72252.000
Emerson Electric               COM              291011104     2595 40071.000SH       Sole                40071.000
Exxon Mobil Corp               COM              302290101     2842 69319.000SH       Sole                69319.000
Florida Rock Industries        COM              341140101     7359 134161.000SH      Sole               134161.000
Flowers Foods, Inc.            COM              343496105      459 17805.000SH       Sole                17805.000
Fortune Brands                 COM              349631101      307 4300.000 SH       Sole                 4300.000
General Dynamics               COM              369550108      531 5870.000 SH       Sole                 5870.000
General Electric               COM              369604103     5353 172773.000SH      Sole               172773.000
General Mills                  COM              370334104      621 13707.000SH       Sole                13707.000
Genuine Parts                  COM              372460105     2191 65997.000SH       Sole                65997.000
Georgia-Pacific                COM              373298108     1367 44575.000SH       Sole                44575.000
H J Heinz                      COM              423074103     2355 64651.000SH       Sole                64651.000
Hawaiian Electric Industries   COM              419870100     1069 22562.000SH       Sole                22562.000
Hewlett Packard                COM              428236103      902 39268.910SH       Sole                39268.910
Hilton Hotel Corporation       COM              432848109      261 15252.000SH       Sole                15252.000
Home Depot                     COM              437076102     3499 98602.000SH       Sole                98602.000
Intel Corporation              COM              458140100     4269 132579.000SH      Sole               132579.000
International Business Machine COM              459200101     1428 15405.923SH       Sole                15405.923
J.P Morgan Chase & Co.         COM              46625H100      247 6737.000 SH       Sole                 6737.000
Johnson & Johnson              COM              478160104     5211 100879.000SH      Sole               100579.000           300.000
Johnson Controls               COM              478366107     1701 14650.000SH       Sole                14650.000
Liberty Media Corp.            COM              530718105      124 10435.000SH       Sole                10435.000
Lowe's Companies, Inc.         COM              548661107     1137 20530.000SH       Sole                20530.000
Lucent Technologies            COM              549463107       33 11514.541SH       Sole                11514.541
Mcdonalds Corp.                COM              580135101      212 8550.064 SH       Sole                 8550.064
Merck & Co. Inc.               COM              589331107     1098 23766.731SH       Sole                23766.731
Microsoft Corporation          COM              594918104     2010 72994.000SH       Sole                72494.000           500.000
Minnesota Mining Mfg           COM              604059105     3601 42355.000SH       Sole                42055.000           300.000
Motorola, Inc.                 COM              620076109      764 54294.000SH       Sole                54294.000
Nextel Communications Cl A     COM              65332v103      355 12655.000SH       Sole                12655.000
Nordstrom, Inc.                COM              655664100     1225 35715.000SH       Sole                35715.000
Novanet Inc.                   COM              496001991        0 45000.000SH       Sole                45000.000
Omnicom Group Inc.             COM              681919106      576 6600.000 SH       Sole                 6600.000
Oracle Corporation             COM              68389X105      172 13020.000SH       Sole                13020.000
Park Place Entertainment       COM              700690100      171 15831.000SH       Sole                15831.000
Patriot Transportation Holding COM              70337B102      627 18986.000SH       Sole                18986.000
Pepco Holdings Inc.            COM              737679100      409 20934.057SH       Sole                20934.057
Pepsico Inc.                   COM              713448108     2539 54460.257SH       Sole                54460.257
Pfizer                         COM              717081103     4706 133189.000SH      Sole               132689.000           500.000
Post Properties Inc.           COM              737464107      511 18300.000SH       Sole                18300.000
Procter & Gamble               COM              742718109      835 8365.000 SH       Sole                 8365.000
Protective Life Corp.          COM              743674103      664 19630.000SH       Sole                19630.000
Regency Centers Corporation    COM              758939102     1409 35350.000SH       Sole                35350.000
Royal Dutch Petroleum          COM              780257804     2335 44576.000SH       Sole                44576.000
Safeco Corp.                   COM              786429100     1338 34377.000SH       Sole                34377.000
Safeway Stores Inc.            COM              786514208      295 13478.000SH       Sole                13478.000
Sony Corporation               COM              835699307      709 20455.000SH       Sole                20455.000
Southern Company               COM              842587107     2138 70678.000SH       Sole                70078.000           600.000
Southtrust Corp.               COM              844730101      956 29220.000SH       Sole                29220.000
Starbucks Corporation          COM              855244109     1185 35850.000SH       Sole                35450.000           400.000
Stryker Corp Com               COM              863667101      842 9900.000 SH       Sole                 9900.000
Suntrust Banks Inc.            COM              867914103      723 10105.000SH       Sole                10105.000
Synovus Financial Corp.        COM              87161C105      256 8855.000 SH       Sole                 8855.000
Sysco Corporation              COM              871829107     1338 35949.000SH       Sole                35949.000
Target Inc.                    COM              87612E106     1142 29727.000SH       Sole                29727.000
Varian Medical Systems, I      COM              92220p105      712 10300.000SH       Sole                10300.000
Verizon Communications         COM              92343V104      778 22190.000SH       Sole                22190.000
Wachovia Corp.                 COM              929771103     5633 120904.351SH      Sole               120904.351
Wal-Mart Stores                COM              931142103     1657 31238.348SH       Sole                31238.348
Walgreen Co                    COM              931422109     1403 38555.000SH       Sole                38555.000
Walt Disney                    COM              254687106      264 11312.000SH       Sole                11312.000
Washington Mutual Inc          COM              939322103     1889 47095.000SH       Sole                47095.000
Wells Fargo & Co.              COM              949746101     2337 39690.000SH       Sole                39690.000
Worldcom Inc Worldcom Group    COM              98157D106        0 13000.000SH       Sole                13000.000
Wyeth                          COM              983024100      595 14020.000SH       Sole                14020.000
Wyndham Intl Inc. Class A      COM              983101106        7 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107    14869 7360800.000SH     None                    0.000       7360800.000
Zimmer Holdings Inc.           COM              98956P102      691 9811.000 SH       Sole                 9811.000
Alltel Corp. 7.75%             PFD                            1232    24795 SH       Sole                    24795
Citigroup VII 7.125%           PFD                            1818    68050 SH       Sole                    68050
Con Edison PFD 7.25%           PFD                             341    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             493    18500 SH       Sole                    18500
Protective Life-Prosaver Plati PFD                              33    25000 SH       Sole                    25000
Regency Centers Corp Pfd. 7.45 PFD                             308    11450 SH       Sole                    11450
Rochester G&E 6.650%           PFD                            1487    54600 SH       Sole                    54600
Safeco Corts TR  8.70%         PFD                            1614    58800 SH       Sole                    58800
SunTrust Cap. IV 7.125%        PFD                            2418    90725 SH       Sole                    90725
Duke Energy Corp Units Conv. P                                 331    23925 SH       Sole                    23925
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